UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21563
Eaton Vance Short Duration Diversified Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zipcode)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	January 31, 2006

Item 1. Schedule of Investments

Eaton Vance Short Duration Diversified Income Fund                                                           as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 79.7% (1)

Principal Amount		Borrower/Tranche Description	Value
Aerospace and Defense — 1.6%
		Delta Air Lines, Inc.
$425,000		Term Loan, 13.51%, Maturing March 16, 2008	$439,078
		Hexcel Corp.
822,222		Term Loan, 6.30%, Maturing March 1, 2012	831,129
		K&F Industries, Inc.
613,672		Term Loan, 6.87%, Maturing November 18, 2012	621,343
		Mid-Western Aircraft Systems, Inc.
1,853,615		Term Loan, 6.85%, Maturing December 31, 2011	1,880,841
		Standard Aero Holdings, Inc.
711,966		Term Loan, 6.89%, Maturing August 24, 2012	707,961
		Vought Aircraft Industries, Inc.
181,818		Term Loan, 6.89%, Maturing December 22, 2010	184,091
810,481		Term Loan, 7.07%, Maturing December 22, 2011	819,194
			$5,483,637
Air Transport — 0.3%
		United Airlines, Inc.
200,000		DIP Loan, 0.75%, Maturing March 31, 2006 (2)	200,625
722,935		Term Loan, 8.62%, Maturing December 31, 2006	728,808
			$929,433
Automotive — 4.4%
		Accuride Corp.
753,864		Term Loan, 6.55%, Maturing January 31, 2012	763,947
		Affina Group, Inc.
888,482		Term Loan, 7.67%, Maturing November 30, 2011	883,595
		Axletech International Holding, Inc.
425,000		Term Loan, 10.95%, Maturing April 21, 2013	428,010
		CSA Acquisition Corp.
379,500		Term Loan, 6.56%, Maturing December 23, 2011	381,113
610,500		Term Loan, 6.56%, Maturing December 23, 2011	613,095
		Dayco Europe S.R.I.
921,582	EUR	Term Loan, 4.90%, Maturing June 21, 2010	1,121,875
		Delphi Corp.
500,000		Term Loan, 7.38%, Maturing October 8, 2007	507,708
		Dura Operating Corp.
647,000		Term Loan, 7.94%, Maturing May 3, 2011	648,617
		Exide Technologies
1,469,860	EUR	Term Loan, 7.74%, Maturing May 5, 2010	1,798,237
		Federal-Mogul Corp.
500,000		DIP Loan, 6.56%, Maturing December 9, 2006	502,500
361,345		Term Loan, 6.81%, Maturing December 9, 2006	336,842
420,728		Term Loan, 7.06%, Maturing December 9, 2006	394,302

		Goodyear Tire & Rubber Co.
$635,000		Term Loan, 7.06%, Maturing April 30, 2010	$642,210
500,000		Term Loan, 7.81%, Maturing March 1, 2011	502,250
		R.J. Tower Corp.
370,000		DIP Revolving Loan, 7.25%, Maturing February 2, 2007	377,929
		Tenneco Automotive, Inc.
963,141		Term Loan, 6.63%, Maturing December 12, 2009	979,033
418,922		Term Loan, 6.64%, Maturing December 12, 2010	425,834
		The Goodyear Dunlop Tires
1,000,000	EUR	Term Loan, 4.52%, Maturing April 30, 2010	1,221,282
		Trimas Corp.
887,030		Term Loan, 8.38%, Maturing December 31, 2009	894,792
		TRW Automotive, Inc.
990,000		Term Loan, 6.00%, Maturing October 31, 2010	994,207
990,000		Term Loan, 6.25%, Maturing June 30, 2012	991,719
			$15,409,097
Beverage and Tobacco — 1.0%
		Alliance One International, Inc.
248,125		Term Loan, 8.03%, Maturing May 13, 2010	249,055
		Constellation Brands, Inc.
1,174,167		Term Loan, 5.90%, Maturing November 30, 2011	1,189,358
		Culligan International Co.
495,000		Term Loan, 6.97%, Maturing September 30, 2011	501,909
		National Dairy Holdings, L.P.
496,250		Term Loan, 6.57%, Maturing March 15, 2012	499,041
		National Distribution Company
250,000		Term Loan, 11.06%, Maturing June 22, 2010	250,625
		Southern Wine & Spirits of America, Inc.
992,500		Term Loan, 6.03%, Maturing June 1, 2012	1,002,270
			$3,692,258
Building and Development — 4.2%
		Biomed Realty, L.P.
660,000		Term Loan, 6.64%, Maturing May 31, 2010	661,650
		Epco / Fantome, LLC
500,000		Term Loan, 7.57%, Maturing November 23, 2010	500,625
		Gables GP, Inc.
402,276		Term Loan, 6.16%, Maturing September 30, 2006	404,874
		General Growth Properties, Inc.
1,657,313		Term Loan, 6.22%, Maturing November 12, 2007	1,660,248
		Hovstone Holdings, LLC
265,000		Term Loan, 6.78%, Maturing February 28, 2009	265,662
		Kyle Acquisition Group, LLC
115,371		Term Loan, 6.50%, Maturing July 20, 2010	116,164

		LNR Property Corp.
$1,469,955		Term Loan, 7.28%, Maturing February 3, 2008	$1,482,588
		MAAX Corp.
634,116		Term Loan, 7.51%, Maturing June 4, 2011	615,093
		Mueller Group, Inc.
623,438		Term Loan, 6.75%, Maturing October 3, 2012	631,620
		NCI Building Systems, Inc.
744,201		Term Loan, 5.85%, Maturing June 18, 2010	749,085
		Newkirk Master, L.P.
773,008		Term Loan, 6.14%, Maturing August 11, 2008	779,772
		Nortek, Inc.
992,462		Term Loan, 6.95%, Maturing August 27, 2011	1,001,457
		Panolam Industries Holdings, Inc.
199,500		Term Loan, 7.28%, Maturing September 30, 2012	202,492
		Stile Acquisition Corp.
937,114		Term Loan, 6.63%, Maturing April 6, 2013	915,346
		Stile U.S. Acquisition Corp.
938,711		Term Loan, 6.63%, Maturing April 6, 2013	916,905
		Sugarloaf Mills, L.P.
1,000,000		Term Loan, 6.26%, Maturing April 7, 2007	1,005,000
		The Woodlands Community Property Co.
1,000,000		Term Loan, 6.78%, Maturing November 30, 2007	1,007,500
		Tru 2005 Re Holding Co.
1,325,000		Term Loan, 7.39%, Maturing December 9, 2008	1,319,756
		Trustreet Properties, Inc.
385,000		Term Loan, 6.39%, Maturing April 8, 2010	388,850
			$14,624,687
Business Equipment and Services — 2.7%
		Acco Brands Corp.
1,484,962		Term Loan, 6.25%, Maturing August 17, 2012	1,504,638
		Affinion Group, Inc.
546,977		Term Loan, 7.10%, Maturing October 17, 2012	544,242
		Buhrmann US, Inc.
1,994,937	EUR	Term Loan, 4.22%, Maturing December 23, 2010	2,434,564
		DynCorp International, LLC
496,250		Term Loan, 7.13%, Maturing February 11, 2011	501,419
		Global Imaging Systems, Inc.
494,975		Term Loan, 5.99%, Maturing May 10, 2010	498,687
		Protection One, Inc.
196,411		Term Loan, 7.44%, Maturing April 18, 2011	198,497
		Sungard Data Systems, Inc.
2,989,987		Term Loan, 6.81%, Maturing February 11, 2013	3,024,247
		Williams Scotsman, Inc.
930,000		Term Loan, 6.91%, Maturing June 28, 2010	942,594
			$9,648,888

Cable and Satellite Television — 5.0%
		Adelphia Communications Corp.
$497,364		DIP Loan, 6.31%, Maturing March 31, 2006	$499,851
		Canadian Cable Acquisition
497,500		Term Loan, 9.50%, Maturing July 27, 2011	504,341
		Cebridge Connections, Inc.
997,462		Term Loan, 10.43%, Maturing February 23, 2010	1,034,867
		Charter Communications Operating, LLC
2,496,896		Term Loan, 7.67%, Maturing April 27, 2010	2,510,207
997,468		Term Loan, 7.92%, Maturing April 27, 2011	1,005,573
		Eno (Altice One)
500,000	EUR	Term Loan, 4.88%, Maturing December 31, 2013	613,221
500,000	EUR	Term Loan, 5.38%, Maturing December 31, 2014	615,878
		Iesy Hessen GmbH and Co., KG
2,000,000	EUR	Term Loan, 5.21%, Maturing February 14, 2013	2,442,960
		NTL Investment Holdings Ltd.
1,000,000	GBP	Term Loan, 7.61%, Maturing April 13, 2011	1,780,371
		PKS Media (Netherlands) B.V.
500,000	EUR	Term Loan, 4.89%, Maturing October 5, 2013	606,801
1,000,000	EUR	Term Loan, 5.14%, Maturing October 5, 2013	1,228,071
1,000,000	EUR	Term Loan, 5.64%, Maturing October 5, 2014	1,233,646
		UGS Corp.
1,800,453		Term Loan, 6.55%, Maturing March 31, 2012	1,825,209
		UPC Broadband Holdings B.V.
1,500,000	EUR	Term Loan, 5.24%, Maturing September 30, 2012	1,818,718
			$17,719,714
Chemicals and Plastics — 5.5%
		Basell Af S.A.R.L.
208,333		Term Loan, 6.91%, Maturing August 1, 2013	211,784
41,667		Term Loan, 6.91%, Maturing August 1, 2013	42,295
208,333		Term Loan, 7.67%, Maturing August 1, 2014	211,784
41,667		Term Loan, 7.67%, Maturing August 1, 2014	42,325
		Brenntag Holding GmbH and Co.
1,000,778	EUR	Term Loan, 7.35%, Maturing December 23, 2013	1,230,435
		Celanese Holdings, LLC
1,983,020	EUR	Term Loan, 4.74%, Maturing April 6, 2011	2,432,061
992,983		Term Loan, 6.53%, Maturing April 6, 2011	1,004,774
		Gentek, Inc.
706,221		Term Loan, 7.09%, Maturing February 25, 2011	713,019
		Hercules, Inc.
860,155		Term Loan, 6.31%, Maturing October 8, 2010	871,444
		Hexion Specialty Chemicals, Inc.
35,000		Term Loan, 4.29%, Maturing May 31, 2012	35,558
209,647		Term Loan, 7.06%, Maturing May 31, 2012	212,988
152,534		Term Loan, 7.13%, Maturing May 31, 2012	154,965

		Huntsman International, LLC
$1,380,881		Term Loan, 6.23%, Maturing August 16, 2012	$1,389,944
		Innophos, Inc.
710,187		Term Loan, 6.80%, Maturing August 13, 2010	720,248
		Invista B.V.
632,697		Term Loan, 6.38%, Maturing April 29, 2011	640,342
321,620		Term Loan, 6.38%, Maturing April 29, 2011	325,506
		Kraton Polymer, LLC
744,304		Term Loan, 7.02%, Maturing December 23, 2010	755,468
		Nalco Co.
2,000,000		Term Loan, 6.56%, Maturing November 4, 2010	2,027,876
		PQ Corp.
992,500		Term Loan, 6.56%, Maturing February 11, 2012	1,005,527
		Professional Paint, Inc.
240,385		Term Loan, 7.29%, Maturing September 30, 2011	242,187
		Rockwood Specialties Group
1,485,000	EUR	Term Loan, 5.29%, Maturing July 30, 2012	1,823,522
		Sigmakalon (BC) Holdco B.V.
8,871	EUR	Term Loan, 5.24%, Maturing September 9, 2013	10,771
173,632	EUR	Term Loan, 5.24%, Maturing September 9, 2013	210,826
317,498	EUR	Term Loan, 5.24%, Maturing September 9, 2013	385,511
107,857	EUR	Term Loan, 5.74%, Maturing September 9, 2014	131,598
30,222	EUR	Term Loan, 5.74%, Maturing September 9, 2014	36,790
26,409	EUR	Term Loan, 5.74%, Maturing September 9, 2014	32,222
335,513	EUR	Term Loan, 5.74%, Maturing September 9, 2014	409,365
1,000,000	EUR	Term Loan, 7.99%, Maturing September 9, 2015	1,202,916
		Solo Cup Co.
940,032		Term Loan, 7.03%, Maturing February 27, 2011	949,628
			$19,463,679
Clothing/Textiles — 0.1%
		St. John Knits International, Inc.
152,907		Term Loan, 7.06%, Maturing March 23, 2012	155,200
		The William Carter Co.
215,016		Term Loan, 6.49%, Maturing July 14, 2012	217,524
			$372,724
Conglomerates — 2.2%
		Amsted Industries, Inc.
477,276		Term Loan, 7.10%, Maturing October 15, 2010	484,634
		Bushnell Performance Optics
498,780		Term Loan, 7.53%, Maturing August 19, 2011	503,976
		Euramax International, Inc.
167,105		Term Loan, 11.54%, Maturing June 28, 2013	157,914
82,895		Term Loan, 11.54%, Maturing June 28, 2013	78,336
		Goodman Global Holdings, Inc.
445,936		Term Loan, 6.94%, Maturing December 23, 2011	452,904

		Jarden Corp.
$266,809		Term Loan, 6.28%, Maturing January 24, 2012	$268,077
474,052		Term Loan, 6.53%, Maturing January 24, 2012	478,158
		Johnson Diversey, Inc.
1,629,963		Term Loan, 6.78%, Maturing December 16, 2011	1,646,670
		Polymer Group, Inc.
1,350,000		Term Loan, 6.77%, Maturing November 22, 2012	1,366,031
		PP Acquisition Corp.
1,052,888		Term Loan, 7.53%, Maturing November 12, 2011	1,048,062
		Rexnord Corp.
625,422		Term Loan, 6.49%, Maturing December 31, 2011	633,501
		US Investigations Services, Inc.
673,313		Term Loan, 7.00%, Maturing October 14, 2012	677,942
			$7,796,205
Containers and Glass Products — 4.3%
		Berry Plastics Corp.
1,246,026		Term Loan, 6.45%, Maturing December 2, 2011	1,263,938
		Crown Americas, Inc.
1,000,000	EUR	Term Loan, 4.12%, Maturing November 15, 2012	1,214,300
		Graham Packaging Holdings Co.
1,237,500		Term Loan, 6.84%, Maturing October 7, 2011	1,254,184
500,000		Term Loan, 8.81%, Maturing April 7, 2012	512,291
		Graphic Packaging International, Inc.
2,394,279		Term Loan, 6.98%, Maturing August 8, 2010	2,433,935
		JSG Acquisitions
1,250,000	EUR	Term Loan, 5.14%, Maturing December 31, 2014	1,517,116
1,250,000	EUR	Term Loan, 5.64%, Maturing December 31, 2014	1,517,116
		Owens-Illinois, Inc.
1,169,682	EUR	Term Loan, 4.14%, Maturing April 1, 2008	1,429,667
		Pregis Corp.
997,500		Term Loan, 6.82%, Maturing October 12, 2011	1,005,917
		Smurfit-Stone Container Corp.
428,496		Term Loan, 4.29%, Maturing November 1, 2010	433,130
1,565,087		Term Loan, 6.71%, Maturing November 1, 2011	1,582,303
827,043		Term Loan, 6.73%, Maturing November 1, 2011	836,141
			$15,000,038
Cosmetics/Toiletries — 0.5%
		American Safety Razor Co.
464,028		Term Loan, 7.15%, Maturing February 28, 2012	470,988
		Prestige Brands, Inc.
744,410		Term Loan, 6.34%, Maturing April 6, 2011	751,855
		Revlon Consumer Products Corp.
656,250		Term Loan, 10.23%, Maturing July 9, 2010	676,860
			$1,899,703

Drugs — 0.5%
		Patheon, Inc.
$600,000		Term Loan, 6.91%, Maturing December 14, 2011	$603,750
		Warner Chilcott Corp.
780,708		Term Loan, 7.14%, Maturing January 18, 2012	785,038
314,587		Term Loan, 7.28%, Maturing January 18, 2012	316,332
145,330		Term Loan, 7.28%, Maturing January 18, 2012	146,136
			$1,851,256
Ecological Services and Equipment — 0.7%
		Allied Waste Industries, Inc.
200,676		Term Loan, 2.31%, Maturing January 15, 2012	202,545
516,879		Term Loan, 6.35%, Maturing January 15, 2012	521,482
		Envirocare of Utah, LLC
306,591		Term Loan, 7.38%, Maturing April 15, 2010	310,679
		Environmental Systems Products Holdings, Inc.
619,178		Term Loan, 8.07%, Maturing December 12, 2008	630,982
		Sensus Metering Systems, Inc.
53,627		Term Loan, 6.81%, Maturing December 17, 2010	54,213
414,818		Term Loan, 6.84%, Maturing December 17, 2010	419,355
		Synagro Technologies, Inc.
37,857		Term Loan, 6.75%, Maturing June 21, 2012	37,952
227,143		Term Loan, 6.86%, Maturing June 21, 2012	228,279
			$2,405,487
Electronics/Electrical — 1.5%
		AMI Semiconductor, Inc.
253,089		Term Loan, 6.06%, Maturing April 1, 2012	254,776
		Aspect Software, Inc.
750,000		Term Loan, 6.56%, Maturing September 22, 2010	757,031
		Avago Technologies Finance PTE
400,000		Term Loan, 6.85%, Maturing December 1, 2012	401,438
		Security Co., Inc.
744,341		Term Loan, 9.50%, Maturing June 30, 2010	749,923
		Spectrum Brands, Inc.
2,000,000	EUR	Term Loan, 4.77%, Maturing February 7, 2012	2,435,684
		Telcordia Technologies, Inc.
671,184		Term Loan, 6.91%, Maturing September 15, 2012	664,053
			$5,262,905
Equipment Leasing — 0.6%
		Ashtead Group, PLC
990,000		Term Loan, 6.13%, Maturing November 12, 2009	1,000,210
		Maxim Crane Works, L.P.
500,000		Term Loan, 9.94%, Maturing January 28, 2012	513,958

		United Rentals, Inc.
$84,034		Term Loan, 4.39%, Maturing February 14, 2011	$85,084
412,815		Term Loan, 6.79%, Maturing February 14, 2011	417,975
			$2,017,227
Financial Intermediaries — 1.9%
		AIMCO Properties, L.P.
300,000		Term Loan, 6.35%, Maturing November 2, 2009	304,219
1,500,000		Term Loan, 6.42%, Maturing November 2, 2009	1,522,969
		Ameritrade Holding Corp.
1,300,000		Term Loan, 6.04%, Maturing December 31, 2012	1,308,287
		Blitz F04-506 GmbH
500,000	EUR	Term Loan, 5.46%, Maturing June 30, 2014	616,068
		Fidelity National Information Solutions, Inc.
2,726,367		Term Loan, 6.19%, Maturing March 9, 2013	2,745,452
		The Macerich Partnership, L.P.
260,000		Term Loan, 5.94%, Maturing April 25, 2010	261,896
			$6,758,891
Food Products — 1.9%
		Acosta, Inc.
1,275,000		Term Loan, 6.82%, Maturing December 6, 2012	1,289,344
		American Seafoods Group, LLC
987,500		Term Loan, 6.28%, Maturing September 30, 2011	1,001,695
		BF Bolthouse HoldCo LLC
375,000		Term Loan, 9.92%, Maturing December 16, 2013	384,219
		Chiquita Brands, LLC
912,295		Term Loan, 6.56%, Maturing June 28, 2012	923,129
		Doane Pet Care Co.
199,500		Term Loan, 6.77%, Maturing October 21, 2012	202,368
		Dole Food Company, Inc.
245,023		Term Loan, 6.06%, Maturing April 18, 2012	246,336
		Herbalife International, Inc.
448,867		Term Loan, 6.39%, Maturing December 21, 2010	453,168
		Michael Foods, Inc.
250,000		Term Loan, 6.66%, Maturing November 21, 2010	253,489
		Nash-Finch Co.
500,000		Term Loan, 6.81%, Maturing November 12, 2010	503,750
		Reddy Ice Group, Inc.
925,000		Term Loan, 6.32%, Maturing August 9, 2012	934,540
		The Meow Mix Company
351,579		Term Loan, 7.74%, Maturing July 13, 2011	357,072
			$6,549,110
Food Service — 1.0%
		Carrols Corp.
482,570		Term Loan, 7.00%, Maturing December 31, 2010	489,809

		Denny’s, Inc.
$990,009		Term Loan, 7.61%, Maturing September 30, 2009	$1,009,603
		Domino’s, Inc.
1,040,195		Term Loan, 6.06%, Maturing June 25, 2010	1,052,548
		Jack in the Box, Inc.
977,896		Term Loan, 5.92%, Maturing January 8, 2011	988,286
			$3,540,246
Food/Drug Retailers — 1.1%
		General Nutrition Centers, Inc.
989,899		Term Loan, 7.49%, Maturing December 7, 2009	1,003,820
		Giant Eagle, Inc.
450,000		Term Loan, 5.98%, Maturing November 7, 2012	452,742
		Roundy’s Supermarkets, Inc.
825,000		Term Loan, 7.46%, Maturing November 3, 2011	822,937
		The Jean Coutu Group (PJC), Inc.
1,456,302		Term Loan, 6.94%, Maturing July 30, 2011	1,475,316
			$3,754,815
Forest Products — 2.1%
		Boise Cascade Holdings, LLC
2,385,185		Term Loan, 6.29%, Maturing October 29, 2011	2,419,770
		Buckeye Technologies, Inc.
598,477		Term Loan, 6.28%, Maturing March 15, 2008	603,838
		NewPage Corp.
960,175		Term Loan, 7.56%, Maturing May 2, 2011	972,177
		RLC Industries Co.
1,441,277		Term Loan, 6.03%, Maturing February 24, 2010	1,449,384
		Xerium Technologies, Inc.
1,586,507	EUR	Term Loan, 4.74%, Maturing May 18, 2012	1,943,352
			$7,388,521
Healthcare — 5.0%
		Accellent, Inc.
600,000		Term Loan, 6.39%, Maturing November 22, 2012	605,250
		Alliance Imaging, Inc.
493,429		Term Loan, 7.13%, Maturing December 29, 2011	494,725
		AMR HoldCo, Inc.
354,643		Term Loan, 6.71%, Maturing February 10, 2012	359,076
		Carl Zeiss Topco GMBH
166,667		Term Loan, 6.95%, Maturing February 28, 2013	168,125
333,333		Term Loan, 7.45%, Maturing February 28, 2014	335,833
500,000		Term Loan, 9.70%, Maturing August 31, 2014	509,375
		Colgate Medical, Ltd.
282,297		Term Loan, 6.60%, Maturing December 30, 2008	283,885
		Community Health Systems, Inc.
989,975		Term Loan, 6.16%, Maturing August 19, 2011	1,004,103

		Concentra Operating Corp.
$1,072,313		Term Loan, 6.69%, Maturing September 30, 2011	$1,086,834
		Davita, Inc.
1,720,688		Term Loan, 6.76%, Maturing October 5, 2012	1,747,281
		Encore Medical IHC, Inc.
542,163		Term Loan, 7.49%, Maturing October 4, 2010	548,263
		FHC Health Systems, Inc.
294,118		Term Loan, 10.41%, Maturing December 18, 2009	300,000
205,882		Term Loan, 12.41%, Maturing December 18, 2009	210,000
		Healthsouth Corp.
444,641		Term Loan, 7.07%, Maturing June 14, 2007	446,725
53,125		Term Loan, 2.50%, Maturing March 21, 2010	53,374
		Kinetic Concepts, Inc.
332,884		Term Loan, 6.28%, Maturing August 11, 2010	336,906
		Lifecare Holdings, Inc.
224,438		Term Loan, 6.65%, Maturing August 11, 2012	203,350
		Lifepoint Hospitals, Inc.
1,653,993		Term Loan, 6.19%, Maturing April 15, 2012	1,665,939
		Moinlycke
500,000	EUR	Term Loan, 4.98%, Maturing November 4, 2013	616,144
500,000	EUR	Term Loan, 5.48%, Maturing November 4, 2014	618,921
		National Mentor, Inc.
946,877		Term Loan, 6.81%, Maturing September 30, 2011	959,304
		Select Medical Holding Corp.
496,250		Term Loan, 6.12%, Maturing February 24, 2012	492,115
		Sirona Dental Services GmbH
340,000	EUR	Term Loan, 4.98%, Maturing June 30, 2013	417,550
160,000	EUR	Term Loan, 4.96%, Maturing June 30, 2013	196,494
		Talecris Biotherapeutics, Inc.
248,125		Term Loan, 7.63%, Maturing March 31, 2010	247,505
		Vanguard Health Holding Co., LLC
744,375		Term Loan, 6.95%, Maturing September 23, 2011	754,765
		Ventiv Health, Inc.
997,500		Term Loan, 6.03%, Maturing October 5, 2011	1,004,358
		VWR International, Inc.
1,576,667	EUR	Term Loan, 5.26%, Maturing April 7, 2011	1,934,090
			$17,600,290
Home Furnishings — 0.4%
		Oreck Corp.
496,241		Term Loan, 7.28%, Maturing February 2, 2012	501,823
		Sealy Mattress Co.
840,266		Term Loan, 6.14%, Maturing April 6, 2012	850,507
			$1,352,330

Industrial Equipment — 0.9%
	Alliance Laundry Holdings, LLC
$318,242	Term Loan, 6.73%, Maturing January 27, 2012	$322,817
	Douglas Dynamics Holdings, Inc.
990,008	Term Loan, 6.28%, Maturing December 16, 2010	997,433
	Gleason Corp.
420,147	Term Loan, 6.97%, Maturing July 27, 2011	425,399
	MTD Products, Inc.
1,240,554	Term Loan, 6.19%, Maturing June 1, 2010	1,251,409
		$2,997,058
Insurance — 0.6%
	ARG Holding, Inc.
400,000	Term Loan, 7.22%, Maturing November 30, 2011	404,750
	Conseco, Inc.
875,526	Term Loan, 6.47%, Maturing June 22, 2010	883,187
	Hilb, Rogal & Hobbs Co.
967,725	Term Loan, 6.81%, Maturing June 30, 2007	978,007
		$2,265,944
Leisure Goods/Activities/Movies — 3.1%
	24 Hour Fitness Worldwide, Inc.
405,000	Term Loan, 7.62%, Maturing June 8, 2012	410,738
	Cinemark, Inc.
1,468,825	Term Loan, 6.53%, Maturing March 31, 2011	1,490,490
	Fender Musical Instruments Co.
250,000	Term Loan, 8.72%, Maturing March 30, 2012	251,250
	Metro-Goldwyn-Mayer Holdings, Inc.
2,165,000	Term Loan, 6.78%, Maturing April 8, 2012	2,189,848
	Regal Cinemas Corp.
2,977,311	Term Loan, 6.53%, Maturing November 10, 2010	3,014,899
	Six Flags Theme Parks, Inc.
1,486,171	Term Loan, 6.95%, Maturing June 30, 2009	1,505,330
	Universal City Development Partners, Ltd.
990,000	Term Loan, 6.50%, Maturing June 9, 2011	1,002,581
	WMG Acquisition Corp.
994,122	Term Loan, 6.50%, Maturing February 28, 2011	1,004,762
		$10,869,898
Lodging and Casinos — 3.6%
	Alliance Gaming Corp.
997,213	Term Loan, 8.18%, Maturing September 4, 2009	998,772
	Ameristar Casinos, Inc.
275,000	Term Loan, 5.87%, Maturing November 10, 2012	277,535

		Columbia Entertainment
$498,750		Term Loan, 7.03%, Maturing October 24, 2011	$502,647
		Gala Electric Casinos, Ltd.
875,000	GBP	Term Loan, 7.17%, Maturing December 12, 2013	1,563,388
875,000	GBP	Term Loan, 7.67%, Maturing December 12, 2014	1,569,618
		Isle of Capri Casinos, Inc.
1,980,000		Term Loan, 6.29%, Maturing February 4, 2011	2,005,740
		Marina District Finance Co., Inc.
990,000		Term Loan, 6.31%, Maturing October 20, 2011	996,961
		Penn National Gaming, Inc.
1,411,463		Term Loan, 6.34%, Maturing October 3, 2012	1,431,752
		Pinnacle Entertainment, Inc.
225,000		Term Loan, 0.50%, Maturing December 14, 2011 (2)	225,984
200,000		Term Loan, 6.49%, Maturing December 14, 2011	201,958
		Resorts International Holdings, LLC
718,030		Term Loan, 7.53%, Maturing April 26, 2012	706,003
187,612		Term Loan, 12.03%, Maturing April 26, 2013	169,977
		Venetian Casino Resort, LLC
1,243,590		Term Loan, 6.28%, Maturing June 15, 2011	1,255,929
256,410		Term Loan, 6.28%, Maturing June 15, 2011	258,954
		Wynn Las Vegas, LLC
500,000		Term Loan, 6.69%, Maturing December 14, 2011	505,813
			$12,671,031
Nonferrous Metals/Minerals — 1.3%
		Alpha Natural Resources, LLC
500,000		Term Loan, 6.32%, Maturing October 26, 2012	502,604
		Foundation Coal Corp.
836,343		Term Loan, 6.35%, Maturing July 30, 2011	851,559
		International Mill Service, Inc.
498,750		Term Loan, 7.28%, Maturing December 31, 2010	506,231
		Murray Energy Corp.
744,375		Term Loan, 7.56%, Maturing January 28, 2010	746,701
		Novelis, Inc.
394,194		Term Loan, 6.01%, Maturing January 6, 2012	399,306
684,652		Term Loan, 6.01%, Maturing January 6, 2012	693,532
		Pinnoak Resources, LLC
500,000		Term Loan, 7.89%, Maturing November 22, 2012	503,750
		Trout Coal Holdings, LLC
500,000		Term Loan, 10.83%, Maturing March 23, 2012	500,000
			$4,703,683

Oil and Gas — 3.3%
		Coffeyville Resources, LLC
$400,601		Term Loan, 3.87%, Maturing June 24, 2011	$406,235
597,901		Term Loan, 7.07%, Maturing June 24, 2012	606,309
		Dresser Rand Group, Inc.
976,902	EUR	Term Loan, 4.71%, Maturing October 29, 2011	1,192,183
		El Paso Corp.
1,000,000		Term Loan, 4.29%, Maturing November 23, 2009	1,005,417
1,229,920		Term Loan, 7.31%, Maturing November 23, 2009	1,239,742
		Epco Holdings, Inc.
990,000		Term Loan, 6.78%, Maturing August 18, 2010	1,004,618
		Key Energy Services, Inc.
500,000		Term Loan, 7.68%, Maturing June 30, 2012	507,709
		LB Pacific, L.P.
714,600		Term Loan, 7.09%, Maturing March 3, 2012	725,319
		Lyondell-Citgo Refining, L.P.
1,970,000		Term Loan, 6.53%, Maturing May 21, 2007	1,989,700
		Petroleum Geo-Services ASA
775,000		Term Loan, 7.00%, Maturing December 16, 2012	785,414
		Targa Resources, Inc.
390,000		Term Loan, 6.83%, Maturing October 31, 2007	391,463
87,903		Term Loan, 4.40%, Maturing October 31, 2012	88,892
545,729		Term Loan, 6.74%, Maturing October 31, 2012	551,868
		Universal Compression, Inc.
997,489		Term Loan, 6.03%, Maturing February 15, 2012	1,009,335
			$11,504,204
Publishing — 4.9%
		CBD Media, LLC
862,745		Term Loan, 6.99%, Maturing December 31, 2009	875,956
		Dex Media East, LLC
1,830,316		Term Loan, 6.19%, Maturing May 8, 2009	1,848,100
		Dex Media West, LLC
859,482		Term Loan, 6.25%, Maturing March 9, 2010	868,435
		Hanley-Wood, LLC
53,338		Term Loan, 1.13%, Maturing August 1, 2012 (2)	53,627
446,662		Term Loan, 6.56%, Maturing August 1, 2012	449,082
		Herald Media, Inc.
494,678		Term Loan, 7.28%, Maturing July 22, 2011	497,152
		Liberty Group Operating, Inc.
980,094		Term Loan, 6.69%, Maturing February 28, 2012	989,650
		Nebraska Book Co., Inc.
744,318		Term Loan, 6.52%, Maturing March 4, 2011	747,575
		R.H. Donnelley Corp.
1,979,950		Term Loan, 6.26%, Maturing June 30, 2011	1,997,274
		Seat Pagine Gialle Spa
2,000,000	EUR	Term Loan, 4.85%, Maturing May 25, 2012	2,454,142

		SP Newsprint Co.
$652,602		Term Loan, 4.56%, Maturing January 9, 2010	$662,391
252,321		Term Loan, 6.81%, Maturing January 9, 2010	256,105
		World Directories ACQI Corp.
500,000	EUR	Term Loan, 5.20%, Maturing November 29, 2012	611,511
2,000,000	EUR	Term Loan, 5.70%, Maturing November 29, 2013	2,454,545
		Xsys, Inc.
1,000,000	EUR	Term Loan, 4.76%, Maturing September 27, 2014	1,229,985
		YBR Acquisition BV
450,000	EUR	Term Loan, 5.15%, Maturing June 30, 2013	553,915
450,000	EUR	Term Loan, 5.65%, Maturing June 30, 2014	556,129
			$17,105,574
Radio and Television — 3.7%
		Adams Outdoor Advertising, L.P.
466,132		Term Loan, 6.62%, Maturing November 18, 2012	473,124
		ALM Media Holdings, Inc.
496,250		Term Loan, 7.03%, Maturing March 5, 2010	496,457
		Blockcommunications, Inc.
275,000		Term Loan, 6.53%, Maturing December 22, 2011	278,781
		DirecTV Holdings, LLC
836,667		Term Loan, 6.01%, Maturing April 13, 2013	846,275
		Entravision Communications Corp.
324,188		Term Loan, 6.03%, Maturing September 29, 2013	326,686
		Nexstar Broadcasting, Inc.
393,063		Term Loan, 6.28%, Maturing October 1, 2012	395,438
400,118		Term Loan, 6.28%, Maturing October 1, 2012	402,536
		PanAmSat Corp.
359,864		Term Loan, 6.31%, Maturing August 20, 2010	363,606
188,162		Term Loan, 6.31%, Maturing August 20, 2010	190,118
1,500,000		Term Loan, 6.49%, Maturing August 20, 2011	1,519,500
		Paxson Communcations Corp.
850,000		Term Loan, 7.78%, Maturing January 15, 2012	852,656
		Rainbow National Services, LLC
496,250		Term Loan, 7.19%, Maturing March 31, 2012	502,556
		Raycom TV Broadcasting, Inc.
1,000,000		Term Loan, 6.56%, Maturing February 24, 2012	1,003,750
		SFX Entertainment
450,000		Term Loan, 6.76%, Maturing June 21, 2013	450,703
		Spanish Broadcasting System, Inc.
300,000		Term Loan, 8.02%, Maturing June 10, 2013	304,562
		TDF SA
1,305,762	EUR	Term Loan, 4.42%, Maturing March 11, 2013	1,605,721
305,762	EUR	Term Loan, 5.17%, Maturing March 11, 2014	377,404
388,476	EUR	Term Loan, 5.79%, Maturing March 11, 2015	480,719
		Telewest Global Finance, LLC
1,000,000	GBP	Term Loan, 6.84%, Maturing December 22, 2012	1,776,239

	Young Broadcasting, Inc.
$248,750	Term Loan, 6.70%, Maturing November 3, 2012	$249,333
		$12,896,164
Rail Industries — 0.1%
	Railamerica, Inc.
471,374	Term Loan, 6.69%, Maturing September 29, 2011	478,838
		$478,838
Retailers (Except Food and Drug) — 2.7%
	Alimentation Couche-Tard, Inc.
981,864	Term Loan, 6.31%, Maturing December 17, 2010	994,138
	Coinmach Laundry Corp.
1,125,000	Term Loan, 3.58%, Maturing December 15, 2012 (2)	1,142,812
	Harbor Freight Tools USA, Inc.
915,473	Term Loan, 6.94%, Maturing July 15, 2010	926,001
	Josten’s Corp.
967,533	Term Loan, 6.78%, Maturing October 4, 2010	981,642
	Mapco Express, Inc.
498,123	Term Loan, 7.26%, Maturing April 28, 2011	504,661
	Mauser Werke GMBH & Co. KG
375,000	Term Loan, 7.14%, Maturing December 3, 2011	377,344
	Movie Gallery, Inc.
248,750	Term Loan, 8.28%, Maturing April 27, 2011	238,089
	Neiman Marcus Group, Inc.
237,342	Term Loan, 6.95%, Maturing April 5, 2013	240,229
	Oriental Trading Co., Inc.
472,980	Term Loan, 6.81%, Maturing August 4, 2010	476,331
	Savers, Inc.
997,468	Term Loan, 7.61%, Maturing August 4, 2009	1,008,066
	School Specialty, Inc.
600,000	Term Loan, 8.50%, Maturing April 12, 2006	600,750
	Sears Canada, Inc.
300,000	Term Loan, 0.75%, Maturing December 22, 2012 (2)	302,625
	Stewert Enterprises, Inc.
944,494	Term Loan, 5.99%, Maturing November 19, 2011	954,529
	Travelcenters of America, Inc.
750,000	Term Loan, 6.28%, Maturing November 30, 2008	758,719
		$9,505,936
Steel — 0.1%
	Gibraltar Industries, Inc.
300,000	Term Loan, 6.28%, Maturing December 8, 2010	302,250
		$302,250
Surface Transport — 0.1%
	Sirva Worldwide, Inc.
410,885	Term Loan, 8.52%, Maturing December 1, 2010	395,477
		$395,477

Telecommunications — 4.9%
		AAT Communications Corp.
$1,500,000		Term Loan, 7.16%, Maturing July 29, 2013	$1,519,062
		Alaska Communications Systems Holdings, Inc.
500,000		Term Loan, 6.53%, Maturing February 11, 2012	505,688
		Cellular South, Inc.
997,468		Term Loan, 6.37%, Maturing May 4, 2011	1,009,937
		Centennial Cellular Operating Co., LLC
692,695		Term Loan, 6.62%, Maturing February 9, 2011	702,893
		Cincinnati Bell, Inc.
498,750		Term Loan, 5.90%, Maturing August 31, 2012	502,880
		Consolidated Communications, Inc.
1,773,431		Term Loan, 6.24%, Maturing April 14, 2011	1,795,599
		Fairpoint Communications, Inc.
2,000,000		Term Loan, 6.31%, Maturing February 8, 2012	2,007,000
		Hawaiian Telcom Communications, Inc.
500,000		Term Loan, 6.78%, Maturing October 31, 2012	504,844
		Intelsat, Ltd.
991,241		Term Loan, 6.31%, Maturing July 28, 2011	1,002,083
		Iowa Telecommunications Services
1,250,000		Term Loan, 6.30%, Maturing November 23, 2011	1,264,844
		Madison River Capital, LLC
1,000,000		Term Loan, 6.80%, Maturing July 31, 2012	1,010,313
		NTelos, Inc.
495,000		Term Loan, 7.07%, Maturing February 18, 2011	500,197
		Qwest Corp.
800,000		Term Loan, 9.22%, Maturing June 4, 2007	820,150
		Satbirds Finance SARL
500,000	EUR	Term Loan, 5.09%, Maturing April 4, 2013	609,553
500,000	EUR	Term Loan, 5.09%, Maturing April 4, 2013	609,496
		Stratos Global Corp.
495,000		Term Loan, 6.81%, Maturing December 3, 2010	495,000
		Syniverse Holdings, Inc.
371,511		Term Loan, 6.28%, Maturing February 15, 2012	375,226
		Triton PCS, Inc.
744,361		Term Loan, 7.82%, Maturing November 18, 2009	748,455
		Valor Telecom Enterprise, LLC
1,208,333		Term Loan, 6.04%, Maturing February 14, 2012	1,213,903
			$17,197,123
Utilities — 1.9%
		Allegheny Energy Supply Co., LLC
880,311		Term Loan, 5.63%, Maturing July 21, 2011	889,114
		Cogentrix Delaware Holdings, Inc.
1,055,243		Term Loan, 6.28%, Maturing April 14, 2012	1,068,214
		Covanta Energy Corp.
$248,780		Term Loan, 4.53%, Maturing June 24, 2012	$252,823

167,790	Term Loan, 7.52%, Maturing June 24, 2012	170,516
250,000	Term Loan, 10.03%, Maturing June 24, 2013	254,844
	Energy Transfer Company, L.P.
511,138	Term Loan, 7.44%, Maturing June 16, 2012	512,895
	KGen, LLC
188,575	Term Loan, 7.15%, Maturing August 5, 2011	188,575
	NRG Energy, Inc.
546,875	Term Loan, 4.43%, Maturing December 24, 2011	548,869
	Pike Electric, Inc.
507,353	Term Loan, 6.25%, Maturing July 1, 2012	513,695
	Plains Resources, Inc.
496,256	Term Loan, 6.40%, Maturing August 12, 2011	502,770
	Reliant Energy, Inc.
456,184	Term Loan, 6.09%, Maturing December 22, 2010	455,863
	Texas Genco, LLC
1,050,923	Term Loan, 6.47%, Maturing December 14, 2011	1,052,894
435,173	Term Loan, 6.47%, Maturing December 14, 2011	435,989
		$6,847,061
Total Senior, Floating Rate Interests (identified cost $281,240,255)		$280,261,382

Mortgage Pass-Throughs — 54.2%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$13,054	7.00%, with maturity at 2013 (3)	$13,482,631
24,008	8.00%, with various maturities to 2031 (3)	25,814,649
12,798	8.50%, with various maturities to 2031 (3)	13,984,212
1,348	9.00%, with maturity at 2031	1,486,273
1,437	9.50%, with various maturities to 2022	1,599,936
3,255	11.50%, with maturity at 2019 (3)	3,688,067
		$60,055,768
	Federal National Mortgage Association:
16,262	6.50%, with maturity at 2018 (3)	16,666,805
3,423	7.00%, with maturity at 2014	3,518,665
7,573	7.50%, with various maturities to 2028 (3)	8,028,130
4,036	8.00%, with various maturities to 2023	4,332,139
2,189	8.50%, with maturity at 2027	2,385,098
1,822	9.00%, with various maturities to 2028	2,012,392
11,912	9.50%, with various maturities to 2031 (3)	13,321,538
4,855	10.00%, with various maturities to 2031 (3)	5,480,146
		$55,744,913
	Government National Mortgage Association:
$9,582	7.50%, with maturity at 2022 (3)	$10,269,199
12,618	8.00%, with various maturities to 2027	13,647,304

6,399	9.00%, with maturity at 2026 (3)	7,117,386
1,869	11.00%, with maturity at 2018	2,123,247
		$33,157,136
	Collateralized Mortgage Obligations:
4,773	Federal Home Loan Mortgage Corp., Series 2137, Class Z, 6.00%, 3/15/29 (3)	4,883,231
5,764	Federal Home Loan Mortgage Corp., Series 2167, Class BZ, 7.00%, 6/15/29 (3)	5,996,606
1,364	Federal Home Loan Mortgage Corp., Series 2214, Class NC, 11.052%, 8/15/21	1,516,371
8,035	Federal Home Loan Mortgage Corp., Series 2182, Class ZB, 8.00%, 9/15/29 (3)	8,586,531
457	Federal National Mortgage Association, Series 1989-89, Class H, 9.00%, 11/25/19	495,696
1,085	Federal National Mortgage Association, Series 1991-122, Class N, 7.50%, 9/25/21	1,139,971
8,179	Federal National Mortgage Association, Series 1993-84, Class M, 7.50%, 6/25/23 (3)	8,595,984
2,693	Federal National Mortgage Association, Series 1997-28, Class ZA, 7.50%, 4/20/27	2,864,841
2,492	Federal National Mortgage Association, Series 1997-38, Class N, 8.00%, 5/20/27	2,661,174
4,476	Federal National Mortgage Association, Series G-33, Class PT, 7.00%, 10/25/21 (3)	4,629,115
		$41,369,520
Total Mortgage Pass-Throughs (identified cost $191,908,929)		$190,327,337

Corporate Bonds & Notes — 2.3%

Principal
Amount
(000’s omitted)		Security	Value
Financial Intermediaries — 0.2%
		Centurion CDO 9 Ltd., Series 2005-9A
$500		9.35%, 7/17/19	$497,150
			$497,150
Index Linked Notes — 2.0%
		CSFB Egyptian Credit Linked Note
28,890	EGP	0.00%, 2/28/06	5,010,406
		JP Morgan Chilean Inflation Linked Note
2,000		7.433%, 11/17/15	2,117,600
			$7,128,006
Radio and Television — 0.1%
		Emmis Communications Corp., Sr. Notes, Class A, Variable Rate
343		10.366%, 6/15/12	345,000
			$345,000
Telecommunications — 0.0%
		Qwest Corp., Sr. Notes, Variable Rate
200		7.741%, 6/15/13 (4)	216,750
			$216,750
Total Corporate Bonds & Notes (identified cost $8,056,212)			$8,186,906

Sovereign Issues — 1.9%

Principal
Amount
(000’s omitted)		Security	Value
		Federal Republic of Brazil
$4,204	BRL	12.50%, 1/5/16	1,945,637
		Indonesia Recapitalization Bond
35,000,000	IDR	12.25%, 7/15/07	3,701,747
		Socialist Republic of Vietnam
1,000		6.875%, 1/15/16 (4)	1,032,500
Total Sovereign Issues (identified cost $6,211,674)			$6,679,884

Commercial Paper — 1.4%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$4,779,000	02/01/06	HSBC Finance Corp.	4.50%	$4,779,000
Total Commercial Paper (at amortized cost $4,779,000)				$4,779,000

Short-Term Investments — 1.1%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$3,940,000	02/01/06	Investors Bank and Trust Company Time Deposit	4.51%	$3,940,000
Total Short-Term Investments (at amortized cost $3,940,000)				$3,940,000
Gross Investments — 140.6% (identified cost $496,136,070)				$494,174,509
Less Unfunded Loan Commitments — (0.4)%				$(1,449,390)
Net Investments — 140.2% (identified cost $494,686,680)				$492,725,119
Other Assets, Less Liabilities — (40.2)%				$(141,257,297)
Net Assets — 100.0%				$351,467,822

BRL	—	Brazilian Real
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded loan commitments. The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

(3)		All or a portion of these securities were on loan at January 31, 2006.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate value of the securities is $1,249,250 or 0.4% of the Fund’s net assets.

A summary of financial instruments at January 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
03/06	8 Japan 10 Year Bond	Short	$(9,352,069)	$(9,356,853)	$(4,784)

Description of the underlying instrument to Futures Contract: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date(s)	Deliver	In Exchange For	Net Unrealized Appreciation (Depreciation)
2/23/06	British Pound Sterling 3,765,538	United States Dollar 6,632,261	$(60,672)
2/07/06	Canadian Dollar 4,097,000	United States Dollar 3,560,968	(23,130)
2/17/06	Chilean Peso 1,093,000,000	United States Dollar 2,087,232	11,984
2/02/06	Euro 2,913,000	United States Dollar 3,534,926	(2,330)
2/23/06	Euro 41,772,930	United States Dollar 50,657,614	(131,477)
2/10/06	Japanese Yen 1,580,600,000	United States Dollar 13,697,894	182,446
2/13/06	Peruvian New Sol 11,958,000	United States Dollar 3,469,003	(135,965)
			$(159,144)

Purchases

			Net Unrealized
Settlement			Appreciation
Date(s)	Acquire	In Exchange For	(Depreciation)
2/07/06	Canadian Dollar 4,097,000	United States Dollar 3,564,918	$19,180
2/02/06	Euro 2,913,000	United States Dollar 3,523,996	13,260
2/03/06	Euro 5,372,142	Slovakia Koruna 200,000,000	22,072
2/08/06	Euro 2,900,000	United States Dollar 3,567,145	(44,401)
2/16/06	Euro 2,913,000	United States Dollar 3,537,926	2,316
2/17/06	Icelandic Kroner 150,144,000	Euro 2,000,451	(32,564)

2/27/06	Icelandic Kroner 545,174,800	Euro 7,227,895	(93,652)
2/06/06	Indonesian Rupiah 98,000,000,000	United States Dollar 10,312,533	117,913
2/13/06	Indonesian Rupiah 37,000,000,000	United States Dollar 3,950,881	(19,498)
2/02/06	Philippine Peso 185,000,000	United States Dollar 3,497,760	49,700
2/06/06	Republic of Korea Won 6,900,000,000	United States Dollar 6,998,894	154,542
10/27/06	Romanian Leu 28,500,000	Euro 7,730,849	(85,088)
2/10/06	Singapore Dollar 10,300,000	United States Dollar 6,354,102	(5,461)
2/14/06	Slovakia Koruna 111,000,000	Euro 2,846,592	151,176
2/17/06	Slovakia Koruna 737,548,840	Euro 19,663,250	93,557
2/09/06	Turkish Lira 13,996,000	United States Dollar 10,420,669	137,296
2/21/06	Turkish Lira 10,097,900	United States Dollar 7,497,142	97,630
			$577,978

At January 31, 2006, the Fund had sufficient cash and/or securities to cover potential obligations arising from open futures and forward contracts, as well as margin requirements on open futures contracts.

Credit Default Swaps

The Fund has entered into credit default swaps whereby the Fund is buying exposure to an increase in credit spreads for the underlying instrument. The maximum payouts are limited to the notional amount of each swap.

Notional Amount	Expiration Date	Description	Net Unrealized Depreciation
10,000,000 USD	3/20/2010	Agreement with Credit Suisse First Boston dated 3/05/2005 whereby the Fund will pay 2.01% per year times the notional amount. In exchange for that periodic payment, upon a default event involving Turkish sovereign issues, Credit Suisse First Boston agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Credit Suisse First Boston.	$(237,212)
10,000,000 USD	3/20/2010	Agreement with JP Morgan Chase Bank dated 3/05/2005 whereby the Fund will pay 2.00% per year times the notional amount. In exchange for that periodic payment, upon a default event involving Turkish sovereign issues, JP Morgan Chase Bank agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	$(233,554)

The cost and unrealized appreciation (depreciation) in value of the investments owned by the Fund at January 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$495,453,238
Gross unrealized appreciation	$1,797,550
Gross unrealized depreciation	(4,525,669)
Net unrealized depreciation	$(2,728,119)

The unrealized depreciation on foreign currency, swaps, futures and forward contracts at January 31, 2006 on a federal income tax basis was $55,448.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer
Date:	March 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer
Date:	March 17, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	March 17, 2006